Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
As required by the Securities and Exchange Commission, the following table is intended to illustrate compensation paid to our Chief Executive Officer (referred to in this discussion as our principal executive officer, or PEO) and our other
(non-PEO)
NEOs for the fiscal years ended December 31, 2020, 2021 and 2022 as compared to (i) our total shareholder return (“TSR”) performance (on an absolute and relative basis), (ii) net income, and (iii) return on equity (“ROE”), the Company’s selected measure.
The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its NEOs.

Although the Compensation Committee focuses on ensuring that there is a strong link between the Company’s compensation program and performance, the

Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. Differences in our Summary Compensation Table amounts and Compensation Actually Paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, and the probability assessment of performance under our performance-based equity awards at the end of each fiscal year. Amounts reported in the Compensation Actually Paid columns below do not reflect compensation actually earned by or paid to our NEOs in each respective year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for other NEOs ($) (1)	Average Compensation Actually Paid to other NEOs ($) (1)(2)	Company TSR ($) (3)	Peer Group Total Shareholder Return ($) (4)	Net Income ($mms)	ROE (%)

2022	16,523,080	8,431,167	7,480,703	3,729,441	82.21	93.75	101.9	15.44

2021	16,197,278	25,081,973	7,490,761	11,605,582	118.36	124.11	336.4	31.12

2020	15,886,902	10,170,242	7,291,275	4,616,115	85.01	95.78	107.8	20.80

(1)	For each year shown, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Justin Enbody (CFO), Mary Ricks (President), Kent Mouton (EVP, GC) and Matt Windisch (EVP)
(2)
Compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the applicable fiscal year is calculated in accordance with SEC rules. The dollar amounts reported in the compensation actually paid column do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. A significant portion of the compensation actually paid amounts shown relate to changes in the values of unearned and/or vested awards over the course of the relevant year
. These unvested awards remain subject to change in value based on our financial performance and changes in our stock price. Amounts in this column represent the “Total” compensation reported in the Summary Compensation Table for the PEO and the average “Total” compensation reported in the Summary Compensation Table for our other NEOs for the applicable year, with adjustments made to each year to determine compensation actually paid as shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(10,152,901)	$(8,928,614)	$(9,508,981)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$6,978,840	$13,501,794	$7,169,355

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(4,092,453)	$4,090,923	$(2,592,220)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(825,400)	$220,592	$(784,814)

Total Adjustments	$(8,091,913)	$8,884,695	$(5,716,660)

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(4,662,993)	$(4,100,696)	$(4,362,156)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$3,205,225	$6,201,048	$3,258,524

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(1,908,707)	$1,902,616	$(1,303,740)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(384,786)	$111,853	$(267,789)

Total Adjustments	$(3,751,261)	$4,114,821	$(2,675,161)

(1)
Reflects the cumulative TSR of the Company for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends

(2)
Reflects the cumulative TSR of the MSCI World Real Estate Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends

Company Selected Measure Name	ROE
Named Executive Officers, Footnote [Text Block]	For each year shown, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Justin Enbody (CFO), Mary Ricks (President), Kent Mouton (EVP, GC) and Matt Windisch (EVP)
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the MSCI World Real Estate Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends
PEO Total Compensation Amount	$ 16,523,080	$ 16,197,278	$ 15,886,902
PEO Actually Paid Compensation Amount	$ 8,431,167	25,081,973	10,170,242
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the applicable fiscal year is calculated in accordance with SEC rules. The dollar amounts reported in the compensation actually paid column do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. A significant portion of the compensation actually paid amounts shown relate to changes in the values of unearned and/or vested awards over the course of the relevant year
. These unvested awards remain subject to change in value based on our financial performance and changes in our stock price. Amounts in this column represent the “Total” compensation reported in the Summary Compensation Table for the PEO and the average “Total” compensation reported in the Summary Compensation Table for our other NEOs for the applicable year, with adjustments made to each year to determine compensation actually paid as shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(10,152,901)	$(8,928,614)	$(9,508,981)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$6,978,840	$13,501,794	$7,169,355

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(4,092,453)	$4,090,923	$(2,592,220)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(825,400)	$220,592	$(784,814)

Total Adjustments	$(8,091,913)	$8,884,695	$(5,716,660)

Non-PEO NEO Average Total Compensation Amount	$ 7,480,703	7,490,761	7,291,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,729,441	11,605,582	4,616,115
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the applicable fiscal year is calculated in accordance with SEC rules. The dollar amounts reported in the compensation actually paid column do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. A significant portion of the compensation actually paid amounts shown relate to changes in the values of unearned and/or vested awards over the course of the relevant year
. These unvested awards remain subject to change in value based on our financial performance and changes in our stock price. Amounts in this column represent the “Total” compensation reported in the Summary Compensation Table for the PEO and the average “Total” compensation reported in the Summary Compensation Table for our other NEOs for the applicable year, with adjustments made to each year to determine compensation actually paid as shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(10,152,901)	$(8,928,614)	$(9,508,981)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$6,978,840	$13,501,794	$7,169,355

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(4,092,453)	$4,090,923	$(2,592,220)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(825,400)	$220,592	$(784,814)

Total Adjustments	$(8,091,913)	$8,884,695	$(5,716,660)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Financial Measure
s

Most Important Financial Measures for 2022

Annual Adjusted EPS

Recurring Cash Flow

Estimated Annual NOI

Return on Equity

Relative TSR v. MSCI World RE Index

Total Shareholder Return Amount	$ 82.21	118.36	85.01
Peer Group Total Shareholder Return Amount	93.75	124.11	95.78
Net Income (Loss)	$ 101,900,000	$ 336,400,000	$ 107,800,000
Company Selected Measure Amount	0.1544	0.3112	0.208
PEO Name	William J. McMorrow
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Recurring Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Estimated Annual NOI
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR v. MSCI World RE Index
PEO [Member] | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,152,901)	$ (8,928,614)	$ (9,508,981)
PEO [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Yearend, determined as of Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,978,840	13,501,794	7,169,355
PEO [Member] | IncreaseDeduction for Change in ASC Topic 718 Fair Value from Prior Yearend to Applicable Yearend of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,092,453)	4,090,923	(2,592,220)
PEO [Member] | IncreaseDeduction for Change in ASC Topic 718 Fair Value from Prior Yearend to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(825,400)	220,592	(784,814)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,091,913)	8,884,695	(5,716,660)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,662,993)	(4,100,696)	(4,362,156)
Non-PEO NEO [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Yearend, determined as of Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,205,225	6,201,048	3,258,524
Non-PEO NEO [Member] | IncreaseDeduction for Change in ASC Topic 718 Fair Value from Prior Yearend to Applicable Yearend of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,908,707)	1,902,616	(1,303,740)
Non-PEO NEO [Member] | IncreaseDeduction for Change in ASC Topic 718 Fair Value from Prior Yearend to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(384,786)	111,853	(267,789)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,751,261)	$ 4,114,821	$ (2,675,161)